PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the change in the balance of property, plant and equipment for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Gross carrying amount
Balance at beginning of period	$3,225	$3,398
Additions (cash and non-cash)	95	182
Dispositions (1)	(2,996)	(39)
Assets reclassified as held for sale	(32)	(2)
Foreign currency translation and other	107	(314)
Balance at end of period	$399	$3,225
Accumulated depreciation and impairment
Balance at beginning of period	$(745)	$(655)
Depreciation and impairment expense	(91)	(189)
Dispositions (1)	622	31
Assets reclassified as held for sale	22	1
Foreign currency translation and other	(26)	67
Balance at end of period	$(218)	$(745)
Net book value (2)	$181	$2,480
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(1)Reflects the deconsolidation of the company’s healthcare services operation. See Note 14(i) for additional information.
(2)Includes right-of-use assets of $99 million as at June 30, 2025 (December 31, 2024: $221 million).